Contract revenues, Grants from the Michael J. Fox Foundation (Details) SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) Grant	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	May 31, 2020 CHF (SFr)	May 31, 2020 USD ($)
Contract revenues [Abstract]
Recognized revenues	SFr 15,431	SFr 110,456	SFr 6,912
Grant from Michael J. Fox Foundation [Member]
Contract revenues [Abstract]
Number of grants received | Grant	2
Total potential collaboration agreement value				SFr 2,900	$ 3.2
Eligible grant amount receivable				2,200	2.5
Recognized revenues	SFr 1,300	SFr 600	SFr 300
Grant from Michael J. Fox Foundation [Member] | Bottom of Range [Member]
Contract revenues [Abstract]
Period of joint research agreement	2 years
Grant from Michael J. Fox Foundation [Member] | Skane University Hospital [Member]
Contract revenues [Abstract]
Eligible grant amount receivable				SFr 700	$ 0.7